SELECTED QUARTERLY FINANCIAL DATA	12 Months Ended
Jun. 30, 2020
Quarterly Financial Information Disclosure [Abstract]
SELECTED QUARTERLY FINANCIAL DATA (unaudited)
24.	SELECTED QUARTERLY FINANCIAL DATA (unaudited)

	Three Months Ended
	September	December	March	June
	2019	2019	2020	2020

	(Dollars in Thousands, except per share data)
Total interest and dividend income	$2,987	$2,771	$2,640	$2,087
Total interest expense	1,184	1,110	990	570

Net interest income	1,803	1,661	1,650	1,517
Provision for loan losses	(10)	(8)	(7)	95

Net interest income after provision for loan losses	1,813	1,669	1,657	1,422
Total noninterest income	110	122	70	60
Total noninterest expense	847	870	884	962

Income before income taxes	1,076	921	843	520
Income taxes	283	194	218	175

Net income	$793	$727	$625	$345

Per share data:
Net income
Basic	$0.45	$0.41	$0.35	$0.20
Diluted	0.45	0.41	0.35	0.20
Average shares outstanding
Basic	1,775,561	1,771,457	1,771,722	1,753,946
Diluted	1,775,561	1,771,457	1,771,722	1,753,946

	Three Months Ended
	September	December	March	June
	2018	2018	2019	2019

	(Dollars in Thousands, except per share data)
Total interest and dividend income	$2,832	$2,943	$3,158	$3,121
Total interest expense	1,032	1,208	1,326	1,306

Net interest income	1,800	1,735	1,832	1,815
Provision for loan losses	19	14	10	37

Net interest income after provision for loan losses	1,781	1,721	1,822	1,778
Total noninterest income	110	110	87	108
Total noninterest expense	901	954	897	1,038

Income before income taxes	990	877	1,012	848
Income taxes	242	192	265	233

Net income	$748	$685	$747	$615

Per share data:
Net income
Basic	$0.42	$0.38	$0.42	$0.35
Diluted	0.42	0.38	0.42	0.35
Average shares outstanding
Basic	1,793,055	1,782,091	1,772,165	1,774,553
Diluted	1,793,272	1,782,091	1,772,165	1,774,553

COMMON STOCK MARKET PRICE AND DIVIDEND INFORMATION

WVS Financial Corp.’s common stock is traded on the Nasdaq Global MarketSM under the symbol “WVFC”.

The following table sets forth the high and low market prices of a share of common stock, and cash dividends declared per share, for the periods indicated.

	Market Price		Cash Dividends
Quarter Ended	High	Low	Declared
June 2020	$14.30	$13.00	$0.10
March 2020	17.06	13.06	0.10
December 2019	16.30	15.26	0.10
September 2019	17.77	15.12	0.10

June 2019	$17.81	$17.00	$0.18
March 2019	18.44	14.51	0.10
December 2018	16.50	12.25	0.08
September 2018	16.55	15.85	0.08

There were seven Nasdaq Market Makers in the Company’s common stock as of June 30, 2020: VIRTU Americas LLC; Citadel Securities LLC; Bofa Securities; UBS Securities LLC; Two Sigma Securities LLC; Citadel Derivatives Group LLC and Latour Trading LLC.

According to the records of the Company’s transfer agent, there were approximately 387 shareholders of record at August 21, 2020. This does not include any persons or entities who hold their stock in nominee or “street name” through various brokerage firms.

Dividends are subject to determination and declaration by the Board of Directors, which takes into account the Company’s financial condition, statutory and regulatory restrictions, general economic condition and other factors.